EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator [Abstract]
Net Income (Loss)	$ 73,721	$ (30,940)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	208,796,444	196,118,802
Dilutive - Weighted Average Common Shares Outstanding (in shares)	208,796,444	196,118,802
Net Income (Loss) per Common Share [Abstract]
Basic (in dollars per share)	$ 0.35	$ (0.16)
Net Income (Loss) per Common Share [Abstract]
Diluted (in dollars per share)	$ 0.35	$ (0.16)